RISKS AND UNCERTAINTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Risk and Uncertainty [Line Items]
Master trust investments	$ 79,303,932	$ 79,393,189